Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Schedule of revenues disaggregated by revenue category and timing of revenue recognition

The following table presents the Company’s revenues disaggregated by revenue category.

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenue
On-demand delivery solution services	3,638,729	3,412,802	2,828,483	387,501
Mobility service solutions	108,081	233,837	175,148	23,995
Housekeeping services	72,576	48,670	30,125	4,127
Others	992	7,078	13,115	1,797
Total revenues	3,820,378	3,702,387	3,046,871	417,420

The following is a summary of the Group’s disaggregated revenues by timing of revenue recognition:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenue
Point in time	—	154,455	105,972	14,518
Over time	3,820,378	3,547,932	2,940,899	402,902
Total revenues	3,820,378	3,702,387	3,046,871	417,420